Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (12,065,214)	$ (15,908,546)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	131,640	108,228
Stock-based compensation expense	871,270	942,369
Board fees paid with common stock	24,404	0
Provision for deferred taxes	21,700	0
Change in fair value of stock warrants	(1,667,117)	515,860
Loss on disposition of equipment	768	0
Inducement charge for Series C warrants	0	3,049,375
Noncash expense of issuing shares to Aspire Capital	0	183,322
Change in operating assets and liabilities:
Accounts receivable	22,790	(156,127)
Inventory	(109,383)	(441,672)
Prepaid expenses and other assets	(78,928)	84,630
Other long-term assets	(49,190)	(76,340)
Accounts payable	(149,163)	211,945
Accrued compensation and other current liabilities	(463,192)	1,187,626
Other long-term liabilities	11,635	0
Net cash used in operating activities	(13,497,980)	(10,299,330)
Cash flows from investing activities:
Acquisition of Neoforce assets	0	(1,000,000)
Acquisition of BDDI asset (patent)	0	(250,000)
Increase in restricted cash	0	(15,000)
Purchase of property and equipment	(38,680)	(55,777)
Net cash used in investing activities	(38,680)	(1,320,777)
Cash flows from financing activities:
Proceeds from exercise of common stock options	70,102	293,573
Proceeds from issuance of common stock to Aspire Capital	0	1,434,194
Repayment of credit line	0	(101,529)
Initial Public Offering costs paid	0	(575,181)
Net cash provided by financing activities	10,768,133	9,157,920
Net decrease in cash and cash equivalents	(2,768,527)	(2,462,187)
Cash and cash equivalents, beginning of period	5,494,523	7,956,710
Cash and cash equivalents, end of period	2,725,996	5,494,523
Supplemental disclosures of noncash investing and financing information
Fixed asset purchases included in Accounts Payable	11,200	0
BDDI patent purchase consideration included in accrued liabilities	0	200,000
Shares issued as consideration for BDDI patent purchase	0	112,400
Cashless exercise of 2010 and 2012 warrants	0	13
Contribution of Series B warrants	0	3,332
Series A Warrants [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of stock warrants	1,000,000
Cash flows from financing activities:
Proceeds from exercise of warrants	0	156,000
Series A Warrants [Member] | Cash Exercise [Member]
Supplemental disclosures of noncash investing and financing information
De-recognition of warrant liability	0	42,000
Series B Warrants [Member]
Cash flows from financing activities:
Proceeds from exercise of warrants	0	3,720,713
Series B Warrants [Member] | Cash Exercise [Member]
Supplemental disclosures of noncash investing and financing information
De-recognition of warrant liability	0	6,747,765
Series B Warrants [Member] | Cashless Exercise [Member]
Supplemental disclosures of noncash investing and financing information
De-recognition of warrant liability	593,584	12,527,991
Series A Convertible Preferred Stock [Member]
Cash flows from financing activities:
Net proceeds from issuance of Convertible Preferred	5,070,339	4,230,150
Redemption of Series A Convertible Preferred stock in conjunction with issuance of Series B Convertible Preferred stock	(7,780,000)	0
Initial Public Offering costs paid	(71,493)	0
Supplemental disclosures of noncash investing and financing information
Conversion of preferred to common stock	1,200,000	0
Preferred convertible stock transaction costs included in Accounts Payable	0	71,493
Series B Convertible Preferred Stock [Member]
Cash flows from financing activities:
Net proceeds from issuance of Convertible Preferred	13,479,185	0
Supplemental disclosures of noncash investing and financing information
Conversion of preferred to common stock	1,000,000	0
Preferred convertible stock transaction costs included in Accounts Payable	$ 52,290	$ 0